Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2012
Registrant Name	dei_EntityRegistrantName	INTERMEDIATE BOND FUND OF AMERICA
Central Index Key	dei_EntityCentralIndexKey	0000826813
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2012
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2012
INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIBAX
INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBFBX
INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBFCX
INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA | Class F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBFFX
INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA | Class F-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IBAFX
INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA | Class 529-A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBOAX
INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA | Class 529-B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBOBX
INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA | Class 529-C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBOCX
INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA | Class 529-E
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBOEX
INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA | Class 529-F-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CBOFX
INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA | Class R-1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBOAX
INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA | Class R-2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBOBX
INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA | Class R-3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBOCX
INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA | Class R-4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBOEX
INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA | Class R-5
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBOFX
INTERMEDIATE BOND FUND OF AMERICA (Prospectus Summary) | INTERMEDIATE BOND FUND OF AMERICA | Class R-6
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RBOGX